Note 6 - Credit Assets, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Principal amount	$ 5,050,239	$ 4,217,642
EL %	0.14%	0.08%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 7,279	$ 3,303
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 4,043,007	$ 3,307,328
EL %	0.13%	0.02%
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 5,431	$ 783	$ 100
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 1,007,232	$ 910,314
EL %	0.18%	0.28%
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,848	$ 2,520	2,413
Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 4,872,623	$ 4,031,800
EL %	0.10%	0.07%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 4,679	$ 2,996
Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 4,017,931	$ 3,294,675
EL %	0.08%	0.02%
Stage 1 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,187	$ 783	100
Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 854,692	$ 737,125
EL %	0.17%	0.30%
Stage 1 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,493	$ 2,213	1,845
Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 130,743	$ 185,774
EL %	0.33%	0.16%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 426	$ 306
Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 17,516	$ 12,653
EL %	0.41%	0.00%
Stage 2 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 72	$ 0	0
Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 113,227	$ 173,121
EL %	0.31%	0.18%
Stage 2 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 354	$ 306	$ 568
Stage 3 [member]
Statement Line Items [Line Items]
Principal amount	$ 46,873	$ 68
EL %	4.64%	1.47%
Stage 3 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,174	$ 1
Stage 3 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 7,560	$ 0
EL %	28.73%	0.00%
Stage 3 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,172	$ 0
Stage 3 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 39,313	$ 68
EL %	0.00%	1.47%
Stage 3 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1	$ 1